STATEMENT OF OPERATIONS	3 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
CONDENSED STATEMENT OF OPERATIONS
Formation costs | $	$ 5,894
Other Income (Loss)
Net income (loss) | $	$ (5,894)
Weighted average shares outstanding, basic | shares	6,000,000
Weighted average shares outstanding, diluted | shares	6,000,000
Net income per share, basic | $ / shares	$ 0.00
Net income per share, diluted | $ / shares	$ 0.00